Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	273,504,058.61	17,788
Yield Supplement Overcollateralization Amount 07/31/21	9,125,099.91	0
Receivables Balance 07/31/21	282,629,158.52	17,788
Principal Payments	15,887,303.32	507
Defaulted Receivables	360,449.97	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	8,416,999.29	0
Pool Balance at 08/31/21	257,964,405.94	17,263

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.29%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,038,259.02	97
Past Due 61-90 days	702,047.39	36
Past Due 91-120 days	117,509.48	6
Past Due 121+ days	0.00	0
Total	2,857,815.89	139

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.07%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	286,827.52
Aggregate Net Losses/(Gains) - August 2021	73,622.45
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.31%
Prior Net Losses Ratio	-0.29%
Second Prior Net Losses Ratio	0.12%
Third Prior Net Losses Ratio	-0.28%
Four Month Average	-0.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.18%
Weighted Average Contract Rate, Yield Adjusted	6.39%
Weighted Average Remaining Term	38.67

Flow of Funds	$ Amount
Collections	17,161,678.63
Investment Earnings on Cash Accounts	58.03
Servicing Fee	(235,524.30)
Transfer to Collection Account	-
Available Funds	16,926,212.36

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	504,149.86
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	11,389,002.10
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	791,628.58
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	16,926,212.36
Servicing Fee	235,524.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 08/16/21	269,353,408.04
Principal Paid	15,539,652.67
Note Balance @ 09/15/21	253,813,755.37

Class A-1
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-3
Note Balance @ 08/16/21	150,183,408.04
Principal Paid	15,539,652.67
Note Balance @ 09/15/21	134,643,755.37
Note Factor @ 09/15/21	50.0646075%

Class A-4
Note Balance @ 08/16/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	81,820,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	24,900,000.00
Note Factor @ 09/15/21	100.0000000%

Class C
Note Balance @ 08/16/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	12,450,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	594,931.11
Total Principal Paid	15,539,652.67
Total Paid	16,134,583.78

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	324,145.86
Principal Paid	15,539,652.67
Total Paid to A-3 Holders	15,863,798.53

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7184724
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.7665632
Total Distribution Amount	19.4850356

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2052720
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.7811135
Total A-3 Distribution Amount	58.9863855

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	732.90
Noteholders' Principal Distributable Amount	267.10

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	2,075,325.29
Investment Earnings	46.00
Investment Earnings Paid	(46.00)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$849,784.52	$1,161,925.08	$771,108.75
Number of Extensions	42	54	33
Ratio of extensions to Beginning of Period Receivables Balance	0.30%	0.39%	0.24%